Derivatives and Hedge Accounting - Cash flow hedging - Impact of hedging instruments on the statement of profit or loss and other comprehensive income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on change in fair value of derivatives	€ 185	€ (184)	€ (170)
Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(543)
Carrying amount cash flow hedge reserve at the end of the reporting period	823
Amount reclassified from CFH reserve to profit or loss	(137)
Cash flow is no longer expected to occur	(1)
Gains (losses) on change in fair value of derivatives	578
Hedge ineffectiveness recognised in the statement of profit or Lloss	(19)
Derivatives [member] | Cash flow hedges [member] | Combined interest and FX rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	18
Carrying amount cash flow hedge reserve at the end of the reporting period	(13)
Amount reclassified from CFH reserve to profit or loss	(378)
Gains (losses) on change in fair value of derivatives	347
Hedge ineffectiveness recognised in the statement of profit or Lloss	(1)
Derivatives [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(561)
Carrying amount cash flow hedge reserve at the end of the reporting period	836
Amount reclassified from CFH reserve to profit or loss	242
Cash flow is no longer expected to occur	(1)
Gains (losses) on change in fair value of derivatives	231
Hedge ineffectiveness recognised in the statement of profit or Lloss	(18)
Derivatives [member] | Discontinued hedges [member] | Interest rate risk [member] | Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Amount reclassified from CFH reserve to profit or loss	(25)
Cash flow is no longer expected to occur	2
Lending [Member] | Cash flow hedges [member] | Combined interest and FX rate risk [member] | Cross currency swap [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	53
Carrying amount cash flow hedge reserve at the end of the reporting period	(60)
Amount reclassified from CFH reserve to profit or loss	(377)
Lending [Member] | Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(540)
Carrying amount cash flow hedge reserve at the end of the reporting period	730
Amount reclassified from CFH reserve to profit or loss	280
Cash flow is no longer expected to occur	(2)
Borrowing [member] | Cash flow hedges [member] | Combined interest and FX rate risk [member] | Cross currency swap [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(35)
Carrying amount cash flow hedge reserve at the end of the reporting period	47
Amount reclassified from CFH reserve to profit or loss	(1)
Borrowing [member] | Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	51
Carrying amount cash flow hedge reserve at the end of the reporting period	5
Amount reclassified from CFH reserve to profit or loss	(47)
Other hedging instruments [member] | Cash flow hedges [member] | Combined interest and FX rate risk [member] | Cross currency swap [member]
Disclosure of detailed information about hedging instruments [line items]
Amount reclassified from CFH reserve to profit or loss	(1)
Other hedging instruments [member] | Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(72)
Carrying amount cash flow hedge reserve at the end of the reporting period	101
Amount reclassified from CFH reserve to profit or loss	€ 34